Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2025
(Unaudited)
				SHARES	COST	FAIR VALUE
Equities* — 0.09%:
Common Stocks — 0.09%:
Cohesity¤				3,755	$58,936	$86,365
Cohesity¤				2,595	40,730	59,685
Flint Group Ordinary A Shares Stapled to 2L¤+				1,395,572	149	0
ESC CB 144A High Ridge¤				2,982	0	0
KCA Deutag¤+				25,580	176,400	119,988
Travelex Private Equity Stapled to 12.5% New Money Notes¤+				16,764	1	0
Naviera Armas¤+				14,621,136	0	0
Total Common Stocks				16,068,384	276,216	266,038

Warrant — 0.00%:
Travelex Topco Limited¤+				2,218	0	5,730
Total Warrant				2,218	0	5,730

Total Equities				16,070,602	276,216	271,768

		EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Fixed Income — 137.46%:
Asset-Backed Securities — 7.19%:
CDO/CLO — 7.19%:
610 FDG 2016-2R CLO LTD, 3M SOFR + 7.510%+~^#		11.80%	1/20/2034	$1,550,000	$1,534,190	$1,534,175
Anchorage Capital CLO LTD, 3M SOFR + 7.000%+^~#		11.29	1/20/2035	1,000,000	1,000,000	995,381
Ares CLO LTD, 3M SOFR + 6.750%+^~#		11.05	10/28/2034	1,700,000	1,700,000	1,696,376
Bain CAP CR CLO 2020-2R LTD, 3M SOFR + 6.610%+~^#		11.16	7/19/2034	1,000,000	990,000	983,097
Canyon Capital, 3M SOFR + 4.75%+^~#		9.06	4/15/2038	1,175,000	1,175,000	1,174,973
Canyon Capital, 3M SOFR + 6.000+^~#		10.31	10/15/2034	1,000,000	1,000,000	980,044
Carbone CLO, LTD 2017-1A, 3M SOFR + 5.900%+~^#		10.45	1/20/2031	750,000	750,000	715,320
CIFC Funding 2020-1 LTD, 3M SOFR + 6.250%+~^#		10.81	7/15/2036	1,900,000	1,900,000	1,890,762
KKR Financial CLO LTD 2017-20, 3M SOFR + 5.500%+~^#		10.07	10/16/2030	1,500,000	1,500,000	1,500,131
KKR Financial CLO LTD 34-2, 3M SOFR + 6.850%+~^#		11.41	7/15/2034	2,000,000	1,980,000	1,986,680
Madison Park Funding LTD XXXV 2019-35R E-R, 3M SOFR + 6.100%+~^#		10.65	4/20/2032	1,400,000	1,400,000	1,399,999
Octagon 2021-57 LTD, 3M SOFR + 6.600%+~^#		11.16	10/15/2034	1,500,000	1,500,000	1,497,774
Sound Point CLO XVIII 2018-18D, 3M SOFR + 5.500%+~^#		10.05	1/21/2031	2,000,000	2,000,000	1,600,630
Sound Point CLO LTD 2020-27R, 3M SOFR + 6.560% E-R+~^#		11.12	10/25/2034	1,400,000	1,372,000	1,241,150
Sound Point CLO LTD Series 2020-1A Class ER, 3M SOFR + 6.860%+~^#		11.41	7/20/2034	1,600,000	1,584,000	1,471,037
Wind River 2017-1A ER, 3M SOFR + 7.060%+~^#		11.61	4/18/2036	2,000,000	1,960,000	1,819,058
Total CDO/CLO				23,475,000	23,345,190	22,486,587
Total Asset-Backed Securities				23,475,000	23,345,190	22,486,587

Bank Loans§ — 25.86%:

Beverage, Food and Tobacco — 0.11%:
8th Avenue Food & Provisions, 3M SOFR + 7.7500%~		12.19	10/1/2026	368,204	295,481	337,021
Total Beverage, Food and Tobacco				368,204	295,481	337,021

Broadcasting and Entertainment — 1.62%:
Cox Media Group, 3M SOFR + 3.5000%~		7.93	6/18/2029	711,788	656,207	665,935
Learfield Communications, Inc., 3M SOFR + 5.0000%~		9.07	6/30/2028	3,439,479	3,373,369	3,437,759
Twitter		9.50	2/14/2030	931,201	931,201	954,649
Total Broadcasting and Entertainment				5,082,468	4,960,777	5,058,343

Chemicals, Plastics and Rubber — 0.92%:
Flint Group 2L, 3M EURIBOR + 6.9000% PIK and 0.1000% Cash~		11.89	12/31/2027	1,859,525	681,480	204,548
ICP Group 3M SOFR + 3.7500%~		8.62	1/31/2028	908,797	824,272	748,240
Prince 3M SOFR + 4.2500%~		8.69	3/30/2029	2,188,419	2,146,416	1,917,602
Total Chemicals, Plastics and Rubber				4,956,741	3,652,168	2,870,390

Consumer Goods: Non-durable — 0.40%:
Highline Aftermarket, 3M SOFR + 3.500%¤~		7.82	2/15/2030	1,262,143	1,258,988	1,257,410
Total Consumer Good: Non-durable				1,262,143	1,258,988	1,257,410

Containers, Packaging and Glass — 1.03%:
Five Star, 3M SOFR + 4.2500%~		8.54	5/7/2029	1,989,796	1,962,108	1,946,020
Trident Parent, LLC, 3M SOFR + 3.7500%~		8.19	9/15/2028	1,332,709	1,293,932	1,285,611
Total Containers, Packaging and Glass				3,322,505	3,256,040	3,231,631

Diversified/Conglomerate Service — 2.13%:
Internet Brands, Inc., 3M SOFR + 4.2500%~		8.57	4/20/2028	1,400,859	1,373,102	1,324,694
Internet Brands, Inc., 3M SOFR + 4.2500%~		8.56	12/11/2031	2,943,088	2,903,043	2,692,102
Quest Software, 3M SOFR + 7.5000%~		8.69	1/19/2029	1,336,145	1,013,289	714,838
Sabre Holdings Corporation, 3M SOFR + 5.0000%~		9.42	6/30/2028	556,328	530,453	534,309
Sonicwall, Inc., 3M SOFR + 7.5000%~		11.98	5/18/2026	1,506,038	1,498,508	1,390,736
Total Diversified/Conglomerate Service				7,742,458	7,318,395	6,656,679

Electronics — 2.89%:
Precisely 3M SOFR + 4.0000%~		8.85	4/24/2028	5,791,155	5,718,049	5,564,663
Presidio, Inc., 3M SOFR + 3.5000%~		8.07	5/8/2031	3,483,589	3,466,171	3,472,720
Total Electronics				9,274,744	9,184,220	9,037,383

Environmental Industries — 0.62%:
GFL Environmental Services, 3M SOFR + 2.500%~		6.81	2/4/2032	1,971,045	1,971,044	1,949,363
Total Environmental Industries				1,971,045	1,971,044	1,949,363

Finance — 7.15%:
Aspen Insurance Holdings LTD.¤		9.25	10/15/2028	2,765,731	2,738,074	2,738,074
Aspen Insurance Holdings LTD.¤+		9.25	10/15/2028	4,523,873	4,482,763	4,478,634
Cetera Financial Group, 3M SOFR + 3.5000%~		7.82	8/9/2030	4,531,319	4,432,858	4,489,042
Cohesity		7.75	11/1/2031	2,738,000	2,738,000	2,720,887
Cohesity, 3M SOFR + 4.0000%~		8.43	10/30/2031	2,713,806	2,686,668	2,679,884
Kidde Global Solutions, 3M SOFR + 4.2500%~		8.56	10/31/2031	2,159,821	2,138,223	2,115,717
Sunbelt Solomon, 3M SOFR + 4.2500%~		8.57	10/16/2031	3,158,867	3,127,278	3,139,124
Total Finance				22,591,417	22,343,864	22,361,362

Healthcare and Pharmaceuticals — 1.91%:
Athenahealth, Inc., 3M SOFR + 3.000%~		7.32	1/26/2029	2,545	2,538	2,509
Bausch Health Companies, 3M SOFR + 6.2500%~		10.57	9/25/2030	2,359,633	2,300,642	2,265,248
DuPage Medical Group Limited, 3M SOFR + 3.000%~		7.59	3/13/2028	865,745	802,050	751,034
NAPA Management Services Corp, 3M SOFR + 5.250%~		9.66	2/23/2029	1,271,722	1,190,220	1,168,166
Summit Behavioral Healthcare, 3M SOFR + 4.250%~		8.55	11/24/2028	560,427	467,957	467,957
Team Health, 3M SOFR + 5.2500%~		9.54	3/2/2027	1,346,390	1,318,298	1,308,906
Total Healthcare and Pharmaceuticals				6,406,462	6,081,705	5,963,820

Healthcare, Education and Childcare — 0.51%:
LifePoint Health, 3M SOFR + 3.7500%~		8.41	5/16/2031	869,995	868,907	842,442
Medical Solutions T/L, 3M SOFR + 7.0000%~		11.39	9/22/2027	1,473,684	1,458,947	736,842
Total Healthcare, Education and Childcare				2,343,679	2,327,854	1,579,284

High Tech Industries — 1.02%:
BMC Software, 3M SOFR + 3.000%~		7.29	7/30/2031	3,229,994	3,253,191	3,169,981
McAfee Enterprise, 3M SOFR + 1.5000% (6.35% PIK)~		6.05	7/27/2028	21,146	21,146	10,700
Veritas		16.93	12/9/2029	3,510	3,510	3,510
Total High Tech Industries				3,254,650	3,277,847	3,184,191

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.36%:
Houghton Mifflin Harcourt Pub Inc, 3M SOFR + 5.2500%~		9.67	4/4/2029	1,143,138	1,128,015	1,128,140
Total Home and Office Furnishings, Housewares, and Durable Consumer Products				1,143,138	1,128,015	1,128,140

Insurance — 0.28%:
Goosehead Insurance, Inc, 3M SOFR + 3.5000%¤~		7.82	12/11/2031	880,999	878,797	882,100
Total Insurance				880,999	878,797	882,100

Oil and Gas — 0.43%:
Freeport LNG Investments, 3M SOFR + 3.5000%		7.54	12/21/2028	0	139	0
Ngl Energy Finance Corp. 3M SOFR + 3.7500%~		8.07	1/27/2031	1,365,282	1,355,042	1,356,749
Total Oil and Gas				1,365,282	1,355,181	1,356,749

Packaging and Containers — 0.50%:
Pretium Package Holdings 2nd Lien T/L (9/21), 3M SOFR + 6.7500%~		11.53	9/21/2029	2,770,637	2,760,837	590,146
Valcour Packaging (MOLD-RITE), 3M SOFR + 1.5000% (2.25% PIK)~		5.92	10/10/2028	1,169,977	981,649	988,994
Total Packaging and Containers				3,940,614	3,742,486	1,579,140

Printing and Publishing — 0.50%:
Nielsen Holdings Ltd., 3M SOFR + 5.0000%~		9.39	4/11/2029	1,814,273	1,654,657	1,558,570
Total Printing and Publishing				1,814,273	1,654,657	1,558,570

Services: Business — 0.89%:
Sabre, 1M SOFR + 6.0000%~		10.42	11/15/2029	808,973	812,047	788,748
The Fidelis Partnership, 3M SOFR + 5.0000%¤~		15.31	12/31/2031	2,000,000	1,990,000	1,990,000
Total Services: Business				2,808,973	2,802,047	2,778,748

Telecommunication — 2.59%:
BMC Software, 3M SOFR + 5.7500%~		10.04	7/2/2032	5,505,564	5,456,335	5,285,341
Consolidated Communications Hldgs., 3M SOFR + 3.500%~		7.93	2/10/2027	890,000	884,967	885,692
Marlink, 3M SOFR + 3.750%~		8.32	6/28/2029	984,893	974,008	982,923
Zayo Group, 3M SOFR + 3.0000%~		7.44	3/9/2027	1,000,000	950,497	928,750
Total Telecommunication				8,380,457	8,265,807	8,082,706

Total Bank Loans				88,910,252	85,755,373	80,853,030

Convertible Bond — 0.39%:
Retail Store — 0.39%:
Ocado Group PLC+#		6.25	8/6/2029	1,291,756	1,289,438	1,223,485
Total Retail Store				1,291,756	1,289,438	1,223,485

Total Convertible Bond				1,291,756	1,289,438	1,223,485

Corporate Bonds — 104.02%:
Aerospace and Defense — 1.43%:
American Airlines^		8.50	5/15/2029	$858,000	$858,000	$870,985
Spirit AeroSystems Inc^		9.75	11/15/2030	2,577,000	2,627,527	2,846,052
Triumph Group, Inc.^		9.00	3/15/2028	709,000	709,000	745,372
Total Aerospace and Defense				4,144,000	4,194,527	4,462,409

Automobile — 0.85%:
Adient PLC+^		8.25	4/15/2031	870,000	870,000	842,859
Forvia SE+#		5.63	6/15/2030	486,586	490,479	475,638
INA-Holding Schaeffler GmbH & Co KG+#		7.00	11/15/2031	1,312,702	1,300,693	1,345,342
Total Automobile				2,669,288	2,661,172	2,663,839

Banking — 0.36%:
Macquarie Airfinance Holdings Ltd.+^		8.13	3/30/2029	281,000	281,000	294,862
Macquarie Airfinance Holdings Ltd.+^		8.38	5/1/2028	788,000	788,000	821,589
Total Banking				1,069,000	1,069,000	1,116,451

Beverage, Food and Tobacco — 1.45%:
La Doria SpA, 3M EURIBOR + 4.5000%+~		7.12	11/12/2029	594,717	590,015	595,609
Rise Baking^		8.63	11/1/2031	2,091,000	2,090,216	1,933,088
Walgreens		8.13	8/15/2029	1,957,000	1,978,900	1,998,304
Total Beverage, Food and Tobacco				4,642,717	4,659,131	4,527,001

Broadcasting and Entertainment — 3.78%:
Altice USA Inc.^		11.75	1/31/2029	2,723,000	2,685,468	2,641,250
Clear Channel Worldwide Holdings Inc.^		9.00	9/15/2028	708,000	708,000	726,858
Clear Channel Worldwide Holdings Inc.^		7.75	4/15/2028	3,337,000	3,385,768	2,873,336
Connect Finco Sarl+^		9.00	9/15/2029	1,186,000	1,186,000	1,080,508
Cox Media Group^#		8.88	6/18/2029	744,000	552,736	641,700
Directv^#		10.00	2/15/2031	588,000	588,000	562,479
Dish Dbs Corporation		7.38	7/1/2028	2,000,000	1,644,379	1,423,071
Dish Network Corporation^		11.75	11/15/2027	1,770,000	1,767,009	1,865,281
Total Broadcasting and Entertainment				13,056,000	12,517,360	11,814,483

Buildings and Real Estate — 4.82%:
Knife River Corporation^		7.75	5/1/2031	2,107,000	2,121,257	2,194,352
Landsea Homes Corp ^		8.88	4/1/2029	2,000,000	1,975,244	1,905,706
Maison Hold Limited+#		6.00	10/31/2027	2,313,535	2,348,722	2,261,480
Service Properties Trust		8.38	6/15/2029	673,000	666,277	672,598
Service Properties Trust		8.88	6/15/2032	2,330,000	2,198,638	2,306,055
Smyrna Ready Mix Concrete^		8.88	11/15/2031	1,583,000	1,583,000	1,639,863
The New Home Company^		9.25	10/1/2029	1,369,000	1,432,945	1,404,029
VIRIDIEN+^#		8.75	4/1/2027	680,000	686,422	694,878
Wilsonart LLC^		11.00	8/15/2032	2,187,000	2,168,390	2,000,608
Total Buildings and Real Estate				15,242,535	15,180,895	15,079,569

Cargo Transport — 4.85%:
Atlas Corporation+^		5.50	8/1/2029	4,786,000	4,123,384	4,330,918
Carriage Purchaser Inc.^		7.88	10/15/2029	7,106,000	6,501,399	6,324,859
OneSky Flight, LLC^		8.88	12/15/2029	1,663,000	1,673,527	1,679,916
Railworks Hldgs Lp / Railworks Sr^		8.25	11/15/2028	2,881,000	2,833,434	2,818,704
Total Cargo Transport				16,436,000	15,131,744	15,154,397

Chemicals, Plastics and Rubber — 4.04%:
Bausch Health Companies+^		10.00	4/15/2032	2,000,000	2,012,500	1,986,418
Consolidated Energy Finance SA+^		6.50	5/15/2026	492,000	469,634	476,010
Consolidated Energy Finance SA+^		12.00	2/15/2031	447,000	422,488	445,843
Ineos+#		5.63	8/15/2030	108,130	104,105	107,905
Monitchem HoldCo+#		8.75	5/1/2028	654,188	650,767	655,908
Monitchem HoldCo, 3M EURIBOR + 5.2500%+~#		7.75	5/1/2028	232,480	231,799	232,480
Prince^		9.00	2/15/2030	4,540,000	4,475,887	3,700,930
Proman AG+^		5.63	10/15/2028	3,427,000	3,089,762	2,947,220
Windsor Holdings III LLC^		8.50	6/15/2030	2,000,000	2,000,000	2,063,682
Total Chemicals, Plastics and Rubber				13,900,798	13,456,942	12,616,396

Containers, Packaging and Glass — 4.82%:
Mauser Packaging Solutions^		7.88	4/15/2027	5,197,000	5,197,000	5,093,060
Novolex Holdings, Inc.^		8.75	4/15/2030	7,423,000	6,886,795	7,499,343
SCI Packaging Inc.^		9.25	4/15/2027	1,327,000	1,261,567	1,252,181
Trident Parent, LLC^		12.75	12/31/2028	1,151,000	1,153,940	1,234,068
Total Containers, Packaging, and Glass				15,098,000	14,499,302	15,078,652

Diversified/Conglomerate Manufacturing — 1.37%:
Alta Equipment Group^		9.00	6/1/2029	2,046,000	1,999,409	1,785,383
IMA, 3M EURIBOR + 3.7500%+~		6.54	4/15/2029	1,503,011	1,490,348	1,502,470
Trivium+^#		8.50	8/15/2027	1,000,000	1,000,000	995,266
Total Diversified/Conglomerate Manufacturing				4,549,011	4,489,757	4,283,119

Diversified/Conglomerate Service — 16.09%:
Albion Fing 1 S A R L & Aggre Sr+^		8.75	4/15/2027	1,800,000	1,804,865	1,826,719
AMS Osram AG+#		10.50	3/30/2029	1,766,849	1,733,478	1,780,224
Citrix EM^		9.00	9/30/2029	9,615,000	9,455,134	9,577,064
Citrix EM^		8.25	6/30/2032	1,259,000	1,259,000	1,279,614
Engineering Group, 3M EURIBOR + 5.7500%+~		8.11	2/15/2030	508,213	489,272	510,453
Engineering Group+#		11.13	5/15/2028	1,605,735	1,627,861	1,694,051
Global Infrastructure Solutions, Inc.^		7.50	4/15/2032	6,554,000	6,067,015	6,464,174
Icahn Enterprises LP		9.00	6/15/2030	10,709,000	10,704,214	10,151,395
Icahn Enterprises LP^		10.00	11/15/2029	2,377,000	2,377,000	2,361,413
Jacobs Entertainment Inc^		6.75	2/15/2029	1,000,000	936,933	960,467
Mangrove Luxco III Sarl, 3M EURIBOR + 5.0000%+~		7.79	7/15/2029	919,108	909,500	927,352
Sabre Holdings Corporation^		8.63	6/1/2027	2,354,000	2,211,791	2,329,355
Sabre Holdings Corporation^		10.75	11/15/2029	2,752,000	2,461,362	2,769,934
Sinclair Television Group Inc^#		8.13	2/15/2033	967,000	968,363	954,364
Summer BC Holdco+		9.25	10/31/2027	1,802,459	2,061,503	1,811,471
Verisure Midholding AB+#		7.13	2/1/2028	989,392	994,381	1,022,864
Verisure Midholding+		5.25	2/15/2029	3,865,659	4,322,357	3,867,824
Total Diversified/Conglomerate Service				50,844,415	50,384,029	50,288,738

Electricity — 0.47%:
XPLR Infrastructure Operating Partners LP^#		8.38	1/15/2031	718,000	718,000	705,500
XPLR Infrastructure Operating Partners LP^#		8.63	3/15/2033	789,000	789,000	768,185
Total Electricity				1,507,000	1,507,000	1,473,685

Electronics — 0.35%:
Presidio, Inc.^		7.50	6/1/2031	1,092,000	1,092,000	1,100,562
Total Electronics				1,092,000	1,092,000	1,100,562

Finance — 7.66%:
Arrow Global+		9.63	12/15/2029	775,054	760,774	788,617
Arrow Global, 3M EURIBOR + 5.2500%+~#		8.00	12/15/2029	963,441	898,512	963,200
Cable & Wireless Comm Limited+^#		9.00	1/15/2033	807,000	806,413	793,775
Cerved Group, 3M EURIBOR + 5.250%+~		7.75	2/15/2029	515,782	542,554	496,440
Cetera Financial Group^		10.00	8/15/2030	1,107,000	1,107,000	1,188,414
CPUK Finance LTD+#		7.88	8/28/2029	645,878	624,774	653,641
Galaxy Bidco Ltd.+#		8.13	12/19/2029	813,806	803,346	836,918
Grand City Properties+#		6.13	4/16/2174	648,782	602,769	639,699
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (HASI)^		8.00	6/15/2027	428,000	428,000	443,042
IHO+^#		8.00	11/15/2032	457,149	463,435	445,498
Jefferson Capital^		9.50	2/15/2029	3,000,000	3,053,635	3,183,552
OneMain Finance Corporation		7.88	3/15/2030	600,000	596,478	620,495
PRA Group^		8.38	2/1/2028	4,518,000	4,332,169	4,615,517
PRA Group^		8.88	1/31/2030	2,000,000	1,992,500	2,085,646
Sable International+^		7.13	10/15/2032	1,272,000	1,272,000	1,219,403
Travelex(12.50%PIK)¤+		12.50	8/5/2025	4,551,926	4,617,671	4,597,445
Travelex¤+#>		8.00	5/15/2025	4,973,995	5,097,344	0
TVL FINANCE PLC, 3M EURIBOR + 3.7500%+~		6.11	6/30/2030	378,456	375,847	373,822
Total Finance				28,456,269	28,375,221	23,945,124

Healthcare and Pharmaceuticals — 1.95%:
Bayer+		7.00	9/25/2083	648,782	647,912	685,360
Cheplapharm+#		7.50	5/15/2030	810,977	864,082	749,877
Grifols+		7.13	5/1/2030	1,178,621	1,143,841	1,218,599
Neopharmed+#		7.13	4/8/2030	248,700	250,831	259,468
Team Health (4.50% PIK)^		9.00	6/30/2028	2,941,000	3,283,770	3,168,927
Total Healthcare and Pharmaceuticals				5,828,080	6,190,436	6,082,231

Healthcare, Education and Childcare — 10.24%:
Bausch Health Companies Inc.+^		9.00	1/30/2028	1,337,000	1,541,336	1,336,267
Bausch Health Companies Inc.+^		14.00	10/15/2030	118,000	146,374	111,445
Community Health System Inc.^		10.88	1/15/2032	4,111,000	4,205,585	4,047,530
Community Health System Inc.^		6.88	4/15/2029	286,000	286,000	185,477
Fortrea^#		7.50	7/1/2030	1,790,000	1,651,876	1,619,492
LifePoint Health Inc.^		9.88	8/15/2030	2,140,000	2,138,189	2,257,366
LifePoint Health Inc.^		11.00	10/15/2030	3,057,000	3,107,686	3,321,559
LifePoint Health Inc.^#		10.00	6/1/2032	3,407,000	3,382,629	3,249,971
Neogen Corporation^		8.63	7/20/2030	2,636,000	2,666,527	2,774,796
Nidda BondCo GmbH+#		7.50	8/21/2026	357,152	343,544	364,634
Nidda BondCo GmbH+#		5.63	2/21/2030	932,083	942,901	946,057
Nidda BondCo GmbH, 3M EURIBOR + 3.7500%+~		6.31	10/23/2030	749,343	758,040	753,521
Radiology Partners Inc. (3.50% PIK)^		7.78	1/31/2029	1,876,519	1,665,610	1,848,371
Radiology Partners Inc. (9.78% PIK)^		9.78	2/15/2030	6,978,020	7,220,785	6,472,114
Ray Financing LLC#		6.50	7/15/2031	642,294	640,991	657,549
Recordati, 3M EURIBOR + 3.8750%+~#		6.23	12/31/2029	1,081,303	1,086,555	1,086,710
Star Parent Inc^#		9.00	10/1/2030	1,000,000	1,034,761	985,334
Total Healthcare, Education and Childcare				32,498,714	32,819,389	32,018,193

High Tech Industries — 2.09%:
Athenahealth, Inc.+#		9.00	12/18/2029	518,949	506,529	556,859
Hughes Satellite Systems Corp		10.75	11/30/2029	5,712,000	6,124,327	5,990,534
Total High Tech Industries				6,230,949	6,630,856	6,547,393

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.93%:
Staples Inc.^		10.75	9/1/2029	939,000	930,183	846,278
Staples Inc.^		12.75	1/15/2030	3,055,898	3,106,060	2,061,959
Total Home and Office Furnishings, Housewares, and Durable Consumer Products				3,994,898	4,036,243	2,908,237

Hotels, Motels, Inns and Gaming — 1.45%:
888 Acquisitions LTD, 3M EURIBOR + 5.500%+~#		8.29	7/15/2028	1,512,743	1,437,103	1,507,070
Full House Resorts^#		8.25	2/15/2028	1,500,000	1,500,000	1,482,443
Motel One+		7.75	4/2/2031	1,081,303	1,151,399	1,155,459
TUI Cruises+#		6.25	4/15/2029	378,456	376,057	392,175
Total Hotels, Motels, Inns and Gaming				4,472,502	4,464,559	4,537,147

Leisure, Amusement, Entertainment — 1.38%:
Center Parcs+#		6.50	8/28/2026	1,065,699	1,132,432	1,056,485
Motion Topco Limited+#		7.38	6/15/2030	1,730,085	1,723,284	1,710,059
Ontario Gaming GTA LP+^		8.00	8/1/2030	694,000	699,664	690,080
Silk TopCo AS+		7.00	2/12/2030	928,392	841,799	856,534
Total Leisure, Amusement, Entertainment				4,418,176	4,397,179	4,313,158

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 0.47%:
Copeland #		6.38	12/15/2030	1,438,133	1,498,592	1,479,839
Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)				1,438,133	1,498,592	1,479,839

Mining, Steel, Iron and Non-Precious Metals — 2.06%:
Arsenal AIC Parent LLC^		8.00	10/1/2030	1,182,000	1,180,155	1,205,488
Cornerstone Building Brands Inc^		9.50	8/15/2029	2,188,000	2,188,000	1,805,100
First Quantum Minerals Ltd+^		9.38	3/1/2029	1,347,000	1,347,000	1,416,661
First Quantum Minerals Ltd+^#		8.00	3/1/2033	1,990,000	1,990,000	2,016,099
Total Mining, Steel, Iron and Non-Precious Metals				6,707,000	6,705,155	6,443,348

Oil and Gas — 15.38%:
CGG SA+		7.75	4/1/2027	1,621,955	1,787,033	1,653,388
CVR Energy Inc.^		5.75	2/15/2028	2,000,000	1,846,185	1,863,517
Genesis Energy LP		7.75	2/1/2028	3,408,000	3,265,441	3,441,228
Genesis Energy LP		8.00	1/15/2027	908,000	909,365	925,145
Genesis Energy LP		8.88	4/15/2030	1,000,000	982,660	1,037,743
Genesis Energy LP		7.88	5/15/2032	1,000,000	1,000,000	1,006,798
Genesis Energy LP		8.00	5/15/2033	773,000	773,000	778,627
Global Partners LP^		8.25	1/15/2032	1,361,000	1,361,000	1,395,530
Harvest Midstream I LP^		7.50	5/15/2032	3,265,000	3,310,473	3,349,648
Hilcorp Energy I L P^		7.25	2/15/2035	9,487,000	9,337,397	9,057,532
IMTT^		6.50	8/1/2029	6,018,000	5,728,057	5,550,915
Nabors Industries LTD^		9.13	1/31/2030	246,000	246,000	246,083
NGL Energy Finance Corp.^		8.13	2/15/2029	621,000	621,000	620,540
NGL Energy Finance Corp.^		8.38	2/15/2032	2,274,000	2,274,000	2,268,131
Occidental Pete Corp.		8.50	7/15/2027	4,523,000	4,543,600	4,796,669
Superior Plus LP+^		4.50	3/15/2029	1,000,000	918,535	922,895
Transocean Inc.+^		8.50	5/15/2031	2,593,000	2,593,000	2,514,915
Var Energi+#		7.86	11/15/2083	1,730,085	1,731,494	1,886,173
Viridien+#		8.50	10/15/2030	865,043	873,639	887,118
Viridien+		10.00	10/15/2030	720,000	720,000	737,443
Weatherford Intl Ltd Bermuda Sr Glbl+^		8.63	4/30/2030	3,092,000	3,103,445	3,138,692
Total Oil and Gas				48,506,083	47,925,324	48,078,730

Personal, Food, and Miscellaneous — 0.42%:
Herbalife^		12.25	4/15/2029	923,000	901,775	991,728
Raising Cane's Restaurants LLC^		9.38	5/1/2029	296,000	296,000	314,466
Total Personal, Food, and Miscellaneous				1,219,000	1,197,775	1,306,194

Personal Transportation — 0.30%:
JetBlue^#		9.88	9/20/2031	746,000	790,500	735,690
Naviera Armas, 3M EURIBOR + 12.7500% (12.75% PIK)+		15.36	12/31/2026	184,390	236,675	193,610
Total Personal Transportation				930,390	1,027,175	929,300

Printing & Publishing — 0.04%:
Cimpress+^		7.38	9/15/2032	150,000	147,894	137,849
Total Printing & Publishing				150,000	147,894	137,849

Retail Store — 2.37%:
Afflelou+#		6.00	7/25/2029	389,269	393,714	401,823
Bath & Body Works Inc.		6.88	11/1/2035	262,000	239,975	265,314
Bath & Body Works Inc.		7.60	7/15/2037	1,471,000	1,323,302	1,498,684
Marcolin S.p.A+		6.13	11/15/2026	513,619	578,239	513,025
Ocado Group PLC+#		10.50	8/8/2029	2,291,575	2,245,566	2,325,949
Wayfair^		7.25	10/31/2029	485,000	485,000	463,202
Wayfair^#		7.75	9/15/2030	2,000,000	1,996,000	1,927,268
Total Retail Store				7,412,463	7,261,796	7,395,265

Services: Business — 0.42%:
Modulaire Group+#		6.75	11/30/2029	1,432,727	1,267,737	1,309,154
Total Services: Business				1,432,727	1,267,737	1,309,154

Telecommunications — 8.39%:
Altice France Holding S.A.+^#		5.75	8/15/2029	1,375,000	1,228,598	1,000,783
British Telecom+#		8.38	12/20/2083	775,054	732,311	825,448
Consolidated Communications Hldgs.^		6.50	10/1/2028	3,250,000	3,007,438	3,133,378
Consolidated Communications Hldgs.+#		7.75	1/24/2033	810,977	944,308	936,719
Digicel Limited ¤+^>		8.25	9/30/2025	2,500,000	2,491,364	0
Eutelsat+#		9.75	4/13/2029	1,979,866	1,932,464	1,942,744
Iliad Holding+^		8.50	4/15/2031	385,000	385,000	403,969
Iliad Holding+#		6.88	4/15/2031	594,717	586,961	625,916
LCPR Senior Secured Financing+^		6.75	10/15/2027	2,000,000	1,866,285	1,673,709
Level III^#		4.50	4/1/2030	550,000	359,511	441,748
Level III^		11.00	11/15/2029	3,797,000	3,852,540	4,233,541
Optics+		7.88	7/31/2028	382,781	382,998	420,064
Telecom Italia+#		7.88	7/31/2028	266,001	266,055	296,868
Telefonica SA+#		7.13	11/23/2173	1,513,825	1,524,572	1,655,491
United Group+#		6.75	2/15/2031	1,081,303	1,087,950	1,097,523
United Group+#		6.50	10/31/2031	1,337,572	1,343,799	1,345,678
Uniti Group LP / Uniti Group Finance Inc.^#		6.50	2/15/2029	3,406,000	3,124,801	3,058,653
Vodafone Group PLC+#		8.00	8/30/2086	1,291,756	1,397,230	1,379,595
Windstream^		8.25	10/1/2031	431,000	446,730	438,634
Zegona Finance PLC+#		6.75	7/15/2029	1,254,312	1,256,159	1,323,299
Total Telecommunications				28,982,164	28,217,074	26,233,760

Utilities — 3.79%:
Electricite de France SA+		9.13	12/15/2173	600,000	632,500	674,872
Enbridge Inc.+		7.38	1/15/2083	3,749,000	3,697,451	3,816,497
Enbridge Inc.+		8.25	1/15/2084	1,624,000	1,624,000	1,709,976
Talen Energy Supply, LLC^		8.63	6/1/2030	3,837,000	3,873,700	4,070,435
Techem+#		6.00	7/30/2026	475,340	456,791	475,340
TGS ASA+^		8.50	1/15/2030	1,060,000	1,060,000	1,094,570
Total Utilities				11,345,340	11,344,442	11,841,690

Total Corporate Bonds				338,273,652	334,349,706	325,165,913

Total Fixed Income				451,950,660	444,739,707	429,729,015

Total Investments					$445,015,923	$430,000,783
Other assets and liabilities — (37.55%)
						(117,381,865)
		Net Assets — 100.00%				$312,618,918

Percentages are calculated as a percent of net assets applicable to common shareholders.

EURIBOR - Euro Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

*	Securities are non-income producing.
‡	The effective interest rates are based on settled commitment amount.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2025. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

¤	Value determined using significant unobservable inputs, security is categorized as Level 3.
+	Foreign security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at March 31, 2025.
#	All or a portion of the security is segregated as collateral for the credit facility.
>	Defaulted security.
PIK	Payment-in-kind

Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of March 31, 2025.
United States of America		79.4%
United Kingdom		5.7%
Canada		2.0%
Germany		2.3%
Italy		1.7%
France		2.4%
Sweden		1.1%
Hong Kong		1.0%
(Individually less than 1%)		4.4%
		100.0%

Valuation of Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used as of March 31, 2025, in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Equities:
Common Stocks	$-	$-	$266,038	$266,038
Warrants	-	-	5,730	5,730
Total Equities:	-	-	271,768	271,768

Fixed Income:
Asset-Backed Securities	-	22,486,587	-	22,486,587
Bank Loans	-	69,506,812	11,346,218	80,853,030
Convertible Bonds	-	1,223,485	-	1,223,485
Corporate Bonds	-	320,568,468	4,597,445	325,165,913
Total Fixed Income	-	413,785,352	15,943,663	429,729,015

Short Term Investments:
Insurance	-	-	-	-
Total Short Term Investments	-	-	-	-
Forward Foreign Exchange Contracts	-	473,554	-	473,554

Total Assets:	$-	$414,258,906	$16,215,431	$430,474,337

Liabilities:
Forward Foreign Exchange Contracts:	$-	$-	$-	$-
Total Liabilities:	$-	$-	$-	$-

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2025. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments:

Type of Assets	Fair Value as of March 31, 2025	Valuation Technique(s)	Unobservable Input
Bank Loans:
The Fidelis Partnership	$1,990,000	Income Approach	9.4%; Implied Spread
Aspen Insurance Holdings LTD.	2,738,074	Income Approach	11.8%; Implied Spread
Aspen Insurance Holdings LTD.	4,478,634	Income Approach	11.8%; Implied Spread
	$9,206,708

As of March 31, 2025, the Fund held Level 3 financial instruments in the amount of $7,008,723 that had values based on unadjusted third-party pricing information.

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2024	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN / (LOSS)	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) ON INVESTMENTS	BALANCE AT March 31, 2025	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) FROM INVESTMENTS HELD AS OF March 31, 2025
Equities
Cohesity	-	-	-	58,936	-	-	-	27,429	86,365	27,429
Cohesity	-	-	-	40,730	-	-	-	18,955	59,685	18,955
ESC CB 144A High Ridge	-	-	-	-	-	-	-	-	-	-
Flint Group Ordinary A Shares Stapled to 2L	-	-	-	-	-	-	-	-	-	-
KCA Deutag	-	-	-	176,400	-	-	-	(56,412)	119,988	(56,412)
Naviera Armas	-	-	-	-	-	-	-	-	-	-
Travelex Private Equity Stapled to 12.5% New Money Notes	-	-	-	-	-	-	-	-	-	-
Common Stocks	-	-	-	176,400	-	-	-	(56,412)	266,038	(56,412)
Travelex Topco Limited	49,981	-	-	-	-	-	-	(44,251)	5,730	(44,251)
Warrants	49,981	-	-	-	-	-	-	(44,251)	5,730	(44,251)
Total Equities	49,981	-	-	176,400	-	-	-	(100,663)	271,768	(100,663)

Bank Loans
Aspen Insurance Holdings LTD.	2,738,074	-	-	-	-	-	-	-	2,738,074	-
Aspen Insurance Holdings LTD.	4,478,634	-	-	-	-	2,378	-	(2,378)	4,478,634	(2,378)
Clear Channel Worldwide Holdings Inc.	2,358,000	-	-	-	(2,400,000)	1,855	16,579	23,566	-	-
Cohesity	2,738,000	-	(2,738,000)	-	-	-	-	-	-	-
Cohesity	2,740,944	-	(2,740,944)	-	-	-	-	-	-	-
Gen II Fund Services, LLC	567,082	-	-	-	(564,964)	-	1,412	(3,530)	-	-
Goosehead Insurance, Inc	885,404	-	-	-	-	-	-	(3,304)	882,100	(3,304)
Highline Aftermarket	-	-	-	1,262,143	(3,163)	-	8	(1,578)	1,257,410	(1,578)
Naviera Armas	84,291	-	-	-	(84,189)	1,379	(1,733)	252	-	-
The Fidelis Partnership	1,990,000	-	-	-	-	-	-	-	1,990,000	-
Bank Loans	18,580,429	-	(5,478,944)	1,262,143	(3,052,316)	5,612	16,266	13,028	11,346,218	(7,260)

Corporate Bonds
Digicel Limited	-	-	-	-	-	-	-	-	-	-
Travelex	-	-	-	-	-	-	-	-	-	-
Travelex	4,453,220	-	-	131,267	-	14,966	-	(2,008)	4,597,445	(2,008)
Corporate Bonds	4,453,220	-	-	131,267	-	14,966	-	(2,008)	4,597,445	(2,008)
Total	$ 23,083,630	$ -	$ (5,478,944)	$ 1,569,810	$ (3,052,316)	$ 20,578	$ 16,266	$ (89,643)	$ 16,215,431	$ (109,931)

During the period, transfers into and out of Level 3 resulted from observable market data for the security.